LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
LONG-TERM DEBT AND CREDIT FACILITIES
LONG-TERM DEBT AND CREDIT FACILITIES

12.                LONG-TERM DEBT AND CREDIT FACILITIES

			December 31, 2017				December 31, 2016
		Interest Rates	Nominal Amount	Deferred Financing Costs	Carrying Amount (a)	Fair Value (b)	Carrying Amount (a)	Fair Value (b)

Corporate term loan facility	(i)	Variable	$—	$—	$—	$—	$497.4	$497.4
Senior notes	(ii)	4.50%-6.875%	1,745.7	(13.1)	1,732.6	1,848.4	1,235.8	1,245.7

Long-term debt			$1,745.7	$(13.1)	$1,732.6	$1,848.4	$1,733.2	$1,743.1

(a)	Includes transaction costs on debt financings.

(b)	The fair value of debt is primarily determined using quoted market determined variables. See Note 10 (c).

Scheduled debt repayments

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Senior notes	$—	$—		$500.0	$—	$1,250.0	$1,750.0

Total debt payable	$—	$—	$—	$500.0	$—	$1,250.0	$1,750.0

(i)Corporate revolving credit and term loan facilities

On July 12, 2017, the Company fully repaid the outstanding balance on the term loan with proceeds from the $500.0 million offering of debt securities completed on July 6, 2017.

On July 28, 2017, the Company amended its $1,500.0 million revolving credit facility to extend the maturity date by one year from August 10, 2021 to August 10, 2022.

As at December 31, 2017, the Company had utilized $21.0 million (December 31, 2016 — $104.5 million) of its $1,500.0 million revolving credit facility.  The amount utilized was entirely for letters of credit.  On January 4, 2016, the Company drew $175.0 million in cash on the revolving credit facility, and repaid the amount in full on March 4, 2016.

Loan interest on the revolving credit facility is variable, set at LIBOR plus an interest rate margin which is dependent on the Company’s credit rating.  Based on the Company’s credit rating at December 31, 2017, interest charges and fees are as follows:

Type of credit
Dollar based LIBOR loan:
Revolving credit facility	LIBOR plus 2.00%
Letters of credit	1.33-2.00%
Standby fee applicable to unused availability	0.40%

The revolving credit facility’s credit agreement contains various covenants including limits on indebtedness, asset sales and liens.  The Company is in compliance with its financial covenant in the credit agreement at December 31, 2017.

(ii)Senior notes

On July 6, 2017, the Company completed a $500.0 million offering of debt securities consisting of 4.50% senior notes due 2027.  The Company received net proceeds of $494.7 million from the offering, after payment of related fees and expenses.  The notes rank equally with the Company’s existing senior notes.

As at December 31, 2017, the Company’s $1,750.0 million of senior notes consisted of $500.0 million principal amount of 5.125% notes due 2021, $500.0 million principal amount of 5.950% notes due 2024, $500.0 million principal amount of 4.50% notes due 2027 and $250.0 million principal amount of 6.875% notes due 2041.

In September 2016, the Company repaid its $250.0 million 3.625% notes in full on the maturity date.

The senior notes referred to above (collectively, the “notes”) pay interest semi-annually.  Except as noted below, the notes are redeemable by the Company, in whole or part, for cash at any time prior to maturity, at a redemption price equal to the greater of 100% of the principal amount or the sum of the present value of the remaining scheduled principal and interest payments on the notes discounted at the applicable treasury rate, as defined in the indentures, plus a premium of between 40 and 50 basis points, plus accrued interest, if any.  Within three months of maturity of the notes due in 2021, 2024 and 2027, and within six months of maturity of the notes due in 2041, the Company can only redeem the notes in whole at 100% of the principal amount plus accrued interest, if any.  In addition, the Company is required to make an offer to repurchase the notes prior to maturity upon certain fundamental changes at a repurchase price equal to 101% of the principal amount of the notes plus accrued and unpaid interest to the repurchase date, if any.

(iii)Other

The maturity date for the Company’s Letter of Credit guarantee facility with Export Development Canada (“EDC”) was extended by one year to June 30, 2018, effective July 1, 2017.  Effective December 5, 2017, the Company entered into an amendment to increase the amount of its Letter of Credit guarantee facility with EDC from $250.0 million to $300.0 million.  Letters of credit guaranteed under this facility are solely for reclamation liabilities at Fort Knox, Round Mountain, and Kettle River—Buckhorn.  Fees related to letters of credit under this facility are 0.95% to 1.00%.  As at December 31, 2017, $215.2 million (December 31, 2016 - $215.1 million) was utilized under this facility.

In addition, at December 31, 2017, the Company had $230.2 million (December 31, 2016 - $117.7 million) in letters of credit and surety bonds outstanding in respect of its operations in Brazil, Mauritania, Ghana and Chile.  These have been issued pursuant to arrangements with certain international banks.

As at December 31, 2017, $254.7 million (December 31, 2016 - $216.7 million) of surety bonds were outstanding with respect to Kinross’ operations in the United States.  The surety bonds were issued pursuant to arrangements with international insurance companies.

(iv)Changes in liabilities arising from financing activities

		Year ended December 31, 2017
		Changes from financing cash flows				Other changes
	Balance as at January 1, 2017	Debt issued	Debt repayments	Interest paid	Other	Interest expense	Capitalized interest	Capitalized interest paid	Other cash changes	Other non- cash changes	Balance as at December 31, 2017
Long-term debt	$1,733.2	$494.7	$(500.0)	$—	$—	$—	$—	$—	—	$4.7	$1,732.6
Accrued interest payable (a)	23.4	—	—	(62.9)	—	86.5	25.1	(18.0)	(12.0)	(8.3)	33.8

	$1,756.6	$494.7	$(500.0)	$(62.9)	$—	$86.5	$25.1	$(18.0)	$(12.0)	$(3.6)	$1,766.4

(a)	Included in Accounts Payable and Accrued Liabilities.

		Year ended December 31, 2016
		Changes from financing cash flows				Other changes
	Balance as at January 1, 2016	Debt issued	Debt repayments	Interest paid	Other	Interest expense	Capitalized interest	Capitalized interest paid	Other cash changes	Other non- cash changes	Balance as at December 31, 2016
Long-term debt	$1,981.4	$175.0	$(425.0)	$—	$—	$—	$—	$—	$(1.2)	$3.0	$1,733.2
Accrued interest payable (a)	26.7	—	—	(73.5)	—	100.4	15.2	(21.8)	(12.3)	(11.3)	23.4

	$2,008.1	$175.0	$(425.0)	$(73.5)	$—	$100.4	$15.2	$(21.8)	$(13.5)	$(8.3)	$1,756.6

(a)	Included in Accounts Payable and Accrued Liabilities.